SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Year-end HKD:US$ exchange rate	$ 0.12745	$ 0.12878	$ 0.12825	$ 0.12899
Average HKD:US$ exchange rate	0.12779	0.12885	0.12839	0.12894
Year-end SGD:US$ exchange rate	0.73864	0.74372	0.74111	0.75645
Average SGD:US$ exchange rate	$ 0.73958	$ 0.75060	$ 0.73693	$ 0.74365